Nature of Operations and Summary of Significant Accounting Policies (Details)		1 Months Ended	11 Months Ended	12 Months Ended
	Apr. 23, 2018 USD ($) Business	Dec. 31, 2020 USD ($) Store Customers States shares	Dec. 15, 2020 USD ($)	Dec. 31, 2020 USD ($) Store States Distributor Customers shares	Dec. 31, 2019 USD ($) Customers Store	Dec. 16, 2020 USD ($)	Jan. 01, 2020	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Credit Card Receivables		$ 11,000		$ 11,000	$ 339,000
Accounts Receivable, Allowance for Credit Loss, Current		0		0	65,000
Goodwill	$ 397,000	$ 119,542,000		119,542,000	398,000	$ 119,542,000
Goodwill, Impairment Loss				$ 0	0
Number of warrants or rights outstanding | shares		15,095,000		15,095,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest			$ (2,865,000)		2,507,000				$ 4,808,000
Sales tax payable		$ 172,000		$ 172,000	142,000
Restricted Cash		3,663,000		$ 3,663,000	727,000
Pre-Opening Costs		$ 24,000	$ 189,000		$ 425,000
Lease Expiration Month And Year				December 2020 and March 2035
Operating Lease, Term of Contract		10 years		10 years			36 months
Tax Settlement Likelihood Percentage		50.00%		50.00%
Gain on extinguishment of debt		$ 791,000
Number of states in which stores operated | States		23		23
U.S. federal statutory rate			0.00%	21.00%	0.00%
Federal depository insurance coverage		$ 250,000		$ 250,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations		40,383,000	$ 2,790,000	40,383,000	$ 2,417,000				2,252,000
Warrant outstanding		16,516,000		$ 16,516,000		$ 22,113,000
Gain or loss due to change in the fair value of warrants		$ 5,597,000
Public Warrants [Member]
Number of warrants or rights outstanding | shares		11,500,000		11,500,000
UPO warrants [member]
Number of warrants or rights outstanding | shares		750,000		750,000
Private Warrants [member]
Number of warrants or rights outstanding | shares		445,000		445,000
Private Placement Warrants [Member]
Number of warrants or rights outstanding | shares		3,000,000		3,000,000
Working Capital Warrants [member]
Number of warrants or rights outstanding | shares		150,000		150,000
Supplier Concentration Risk [Member]
Concentration risk percentage				95.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of major customer | Customers		0		0	0
Concentration risk percentage		10.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage				5.00%
Number of major main in line distributor | Distributor				1
Number of major additional in line distributor | Distributor				4
Warrants Sold In The Initial Public Offering And Private Placement [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares				15,095,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares				750,000
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares				1,300,000
Trademarks and Trade Names [Member]
Estimated useful lives				30 years
Minimum [Member] | Computer Software, Intangible Asset [Member]
Estimated useful lives				1 year
Minimum [Member] | Franchise Rights [Member]
Estimated useful lives				7 years
Maximum [Member] | Computer Software, Intangible Asset [Member]
Estimated useful lives				5 years
Maximum [Member] | Franchise Rights [Member]
Estimated useful lives				10 years
International [Member]
Number of stores | Store		2		2	5
Term Option One [Member]
Operating Lease, Renewal Term		5 years		5 years
Term Option Two [Member]
Operating Lease, Renewal Term		10 years		10 years
BF Commissary [Member]
Contract with Customer, Liability, Revenue Recognized				$ 851,000	$ 710,000
Franchise Revenues [Member]
Revenue, Remaining Performance Obligation, Amount		$ 3,306,000		3,306,000	4,688,000
Franchise Revenues [Member] | Accounting Standards Update 2014-09 [Member]
Non-refundable franchisee fee				$ 37,500
Percentage Of Deposit On Frachise Fee		50.00%		50.00%
Brand Development Fund [Member]
Advertising expenses		$ 35,000	1,636,000		1,506,000
Restricted Cash		55,000	1,156,000	$ 55,000	1,455,000
Advertising CoOp Fund [Member]
Advertising expenses		0	648,000,000		226,000
Restricted Cash		19,000	285,000	19,000	265,000
Cumulative Effect, Period of Adoption, Adjustment [Member]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest								$ 1,201,546	$ (1,202,000)
Contract with Customer, Liability, Current								348,730,000
Contract with Customer, Liability, Noncurrent								$ 1,550,276,000
Variable Interest Entity, Primary Beneficiary
Goodwill		0		0	398,000
Multiple Unit Franchisee [Member] | Variable Interest Entity, Primary Beneficiary
Number of Businesses Acquired | Business	2
Loans Assumed	$ 1,291,000
Revenue of Acquiree since Acquisition Date, Actual		200,000,000	3,700,000,000		3,900,000,000
Earnings or Loss of Acquiree since Acquisition Date, Actual		50,000	10,000		75,000
Property Lease Guarantee [Member]
VIE Maximum Loss Exposure Amount		6,200,000		$ 6,200,000
SBA Paycheck Protection Program [Member]
Remaining Performance Obligation, Expected Timing of Satisfaction, Period				10 years
Trust [Member]
Advertising expenses		$ 23,000	$ 454,000		$ 554,000